Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 16,819,621		$ 15,265,311
Effects on initial application of IFRS 16	(31,904)
Adjusted Balance On Property Plant And Equipment	16,787,717
Additions	4,896,656		4,945,570
Disposals	(25,785)		(14,716)
Reclassifications	26,618		0
Depreciation expenses	(3,695,815)		(3,376,579)
Impairment losses	(9,938)			$ (956)
Exchange adjustments	(9)		35
Ending Balance	17,979,444	$ 601,118	16,819,621	15,265,311
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	452,738		452,738
Adjusted Balance On Property Plant And Equipment	452,738
Additions	0		0
Disposals	0		0
Reclassifications	0		0
Depreciation expenses	0		0
Exchange adjustments			0
Ending Balance	452,738		452,738	452,738
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,908,731		3,919,086
Adjusted Balance On Property Plant And Equipment	3,908,731
Additions	116,238		247,186
Disposals	0		0
Reclassifications	455,792		199,724
Depreciation expenses	(384,832)		(457,265)
Exchange adjustments			0
Ending Balance	4,095,929		3,908,731	3,919,086
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	10,232,093		8,813,727
Adjusted Balance On Property Plant And Equipment	10,232,093
Additions	2,334,358		2,445,313
Disposals	(16,033)		(904)
Reclassifications	1,111,715		1,154,663
Depreciation expenses	(2,489,070)		(2,180,718)
Impairment losses	(9,938)
Exchange adjustments	(4)		12
Ending Balance	11,163,121		10,232,093	8,813,727
Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	742,179		690,469
Adjusted Balance On Property Plant And Equipment	742,179
Additions	781,465		591,229
Disposals	(9,336)		(11,745)
Reclassifications	7,880		7,604
Depreciation expenses	(625,712)		(535,378)
Exchange adjustments			0
Ending Balance	896,476		742,179	690,469
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	413,988		420,572
Effects on initial application of IFRS 16	(31,904)
Adjusted Balance On Property Plant And Equipment	382,084
Additions	224,287		172,652
Disposals	(416)		(2,067)
Reclassifications	25,042		26,026
Depreciation expenses	(196,201)		(203,218)
Exchange adjustments	(5)		23
Ending Balance	434,791		413,988	420,572
Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	1,069,892		968,719
Adjusted Balance On Property Plant And Equipment	1,069,892
Additions	1,440,308		1,489,190
Disposals	0		0
Reclassifications	(1,573,811)		(1,388,017)
Depreciation expenses	0		0
Exchange adjustments			0
Ending Balance	936,389		1,069,892	968,719
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	67,064,936		63,638,420
Ending Balance	70,401,687		67,064,936	63,638,420
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	452,738		452,738
Ending Balance	452,738		452,738	452,738
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	10,254,531		9,809,970
Ending Balance	10,821,972		10,254,531	9,809,970
Gross carrying amount [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	48,274,171		45,778,207
Ending Balance	51,244,512		48,274,171	45,778,207
Gross carrying amount [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	4,402,711		4,004,703
Ending Balance	5,008,321		4,402,711	4,004,703
Gross carrying amount [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	2,610,893		2,624,083
Ending Balance	1,937,755		2,610,893	2,624,083
Gross carrying amount [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	1,069,892		968,719
Ending Balance	936,389		1,069,892	968,719
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(50,245,315)		(48,373,109)
Ending Balance	(52,422,243)		(50,245,315)	(48,373,109)
Accumulated depreciation and impairment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	0		0
Ending Balance	0		0	0
Accumulated depreciation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(6,345,800)		(5,890,884)
Ending Balance	(6,726,043)		(6,345,800)	(5,890,884)
Accumulated depreciation and impairment [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(38,042,078)		(36,964,480)
Ending Balance	(40,081,391)		(38,042,078)	(36,964,480)
Accumulated depreciation and impairment [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(3,660,532)		(3,314,234)
Ending Balance	(4,111,845)		(3,660,532)	(3,314,234)
Accumulated depreciation and impairment [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(2,196,905)		(2,203,511)
Ending Balance	(1,502,964)		(2,196,905)	(2,203,511)
Accumulated depreciation and impairment [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	0		0
Ending Balance	$ 0		$ 0	$ 0